SHARES TO BE ISSUED	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Shares To Be Issued
SHARES TO BE ISSUED

NOTE 7 – SHARES TO BE ISSUED

As of December 31, 2018, the Company had not yet issued 3,964,352 shares of common stock with a value of $243,839 for past services provided and for an acquisition. During the year ended December 31, 2019, the Company became obligated to issue an additional 240,000 shares of common, valued at $184, per the terms of a consulting agreement, and 1,000,000 shares of common stock valued at $3,500, as consideration for amending an existing convertible note. As of September 30, 2021, and December 31, 2020 the Company had not yet issued 5,204,352 shares of common stock with a value of $247,707.

NOTE 7 – SHARES TO BE ISSUED

As of December 31, 2018, the Company had not yet issued 3,964,352 shares of common stock with a value of $243,839 for past services provided and for an acquisition. During the year ended December 31, 2019 the Company became obligated to issue an additional 240,000 shares of common, valued at $184, per the terms of a consulting agreement, and 1,000,000 shares of common stock valued at $3,500, as consideration for amending an existing convertible note. As of December 31, 2020 and 2019, the Company had not yet issued 5,204,352 shares of common stock with a value of $247,707.